Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Supplement dated December 3, 2018 to the Fund’s Currently Effective Statement of Additional Information (SAI)

1.	In Part I of the SAI, the table entitled “Portfolio Managers: Personal Investments and Financial Interests” is revised by adding the following information:

Fund	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies[1,2]
Jennison Financial Services Fund	Steven A. Gavios	$100,001 - $500,000
	Jonathan M. Shapiro	$50,001 - $100,000
	Andrew M. Tucker, CFA	$500,001 - $1,000,000

1. Information in the above table is as of October 31, 2018.

2. “Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies includes other mutual funds, including Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) or other retirement plan. “Other Financial Interests” include an investment professional’s notional investments in the Fund through a deferred compensation plan for Jennison employees where such notional investments track the performance of the Fund and are subject to increase or decrease based on the annual performance of the Fund.

The dollar ranges for each Portfolio Manager’s investment in the Fund are as follows: Steven A. Gavios: $100,001-$500,000; Jonathan M. Shapiro : $50,001-$100,000; Andrew M. Tucker, CFA: $500,001-$1,000,000.

Fund	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies[1,2]
Jennison Health Sciences Fund	David Chan, CFA	Over $1,000,000
	Debra Netschert	$100,001 - $500,000

1. Information in the above table is as of October 31, 2018.

2. ”Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies includes other mutual funds, including Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) or other retirement plan. “Other Financial Interests” include an investment professional’s notional investments in the Fund through a deferred compensation plan for Jennison employees where such notional investments track the performance of the Fund and are subject to increase or decrease based on the annual performance of the Fund.

The dollar ranges for each Portfolio Manager’s investment in the Fund are as follows: David Chan, CFA: Over $1,000,000; Debra Netschert: $100,001-$500,000.

Fund	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies[1,2]
Jennison Utility Fund	Ubong “Bobby” Edemeka	$100,001 - $500,000
	Shaun Hong, CFA	$10,001 - $50,000
	Teresa Ho Kim, CFA	$100,001 - $500,000

1. Information in the above table is as of October 31, 2018.

2. “Investments and Other Financial Interests in the Fund and Similar Strategies” include the Fund and all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other Investment Accounts” in similar strategies includes other mutual funds, including Prudential mutual funds, insurance company separate accounts, and collective and commingled trusts. “Investments” include holdings in the Fund and in investment accounts in similar strategies, including shares or units that may be held through a 401(k) or other retirement plan. “Other Financial Interests” include an investment professional’s notional investments in the Fund through a deferred compensation plan for Jennison employees where such notional investments track the performance of the Fund and are subject to increase or decrease based on the annual performance of the Fund.

The dollar ranges for each Portfolio Manager’s investment in the Fund are as follows: Ubong ‘Bobby’ Edemeka : $100,001-$500,000; Shaun Hong, CFA : $10,001-$50,000; Teresa Ho Kim, CFA: $100,001-$500,000.

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